SUBSEQUENT EVENTS (Details) $ / shares in Units, shares in Thousands, $ in Millions				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 15, 2024 USD ($)	Jul. 29, 2024 vessel	Jul. 15, 2024 USD ($) vessel shares	Aug. 15, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Liquidity And Capital Resources [Line Items]
Dividends proposed (in USD per share) | $ / shares					$ 0	$ 0	$ 0	$ 0	$ 1.36
Proposed dividend for approval at Annual General Meeting (USDm)					$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 126.3
Purchase of second hand MR vessels | Second hand MR vessels
Liquidity And Capital Resources [Line Items]
Number of MR vessels purchased | vessel		8	8
Aggregate cash consideration			$ 340.0
Cash consideration for purchasing vessel			$ 238.0
Consideration paid in the form of issuance of shares | shares			2,650
Number of vessels taken delivery of | vessel		1
Potential ordinary share transactions
Liquidity And Capital Resources [Line Items]
Dividends proposed (in USD per share) | $ / shares				$ 1.80
Dividends declared | Forecast
Liquidity And Capital Resources [Line Items]
Proposed dividend for approval at Annual General Meeting (USDm)	$ 169.8